Rule 497(e)
                            File No.2-89550

      FutureFunds Series Account of Great-West Life & Annuity Insurance Company

                                          November 12, 1998

Insert on page 1 of the prospectus:

Effective November 12, 1998, an additional Investment Division will be available for allocation of Contributions. This Investment Division invests exclusively in the corresponding Portfolio of Fidelity VIP II Contrafund Portfolio, a separate investment portfolio of Fidelity Variable Insurance Products Fund II. The new Investment Division will invest in shares of the following portfolio:

The Fidelity VIP II Contrafund Portfolio seeks capital appreciation by investing mainly in equity securities of companies where value is not fully recognized by the public.

The FEE TABLE on page 6 of the prospectus is amended to add to the Fidelity VIP II table the following, under the general heading "Fidelity VIP Portfolio Annual Expenses."

                      Fidelity VIP II Contrafund
Management Fee        .61%

Other Expenses        .10%

Total Expenses:              .71%

The EXAMPLES on page 6 and 7 of the prospectus are amended to add the Fidelity VIP II Contrafund Investment Division to the tables as follows:

Example 1:
If you do not take a distribution from your contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                     1 Year       3 Year        5 year        10 Year
------------------------------------ ------------ ------------- ------------- ------------
Fidelity VIP II Contrafund           $20.48       $66.43        $119.71       $291.23

Example 2:
If you  take a  distribution  in  whole  from  your  contract  at the end of the applicable  time  period,  you  would  pay the  following  expenses  on a $1,000 investment, assuming a 5% annual return on assets:
                                     1 Year       3 Year        5 year       10 Year
------------------------------------ ------------ ------------- ------------- ------------
Fidelity VIP II Contrafund           $80.48       $126.43       $179.71       $291.23

On  page  11 at  the  end  of  the  paragraph  entitled  "Can  Contributions  Be
Transferred between the Variable and Fixed Sub-Accounts?" please add the following:

Participants can perform Transfers over the Internet. Some states may prohibit electronic transactions and participants residing in those states will not be able to utilize the Internet for Transfers. We will not be responsible for any losses resulting from unauthorized transactions if we follow reasonable security procedures designed to identify the participant. On our web site a participant will be prompted to provide personalized security codes or other identifying information before any Transfer may be effected. This feature may be accessed on the Internet through BenefitsCorp Equities, Inc.'s web site at www.benefitscorp.com.

Insert on page 16, 17, 18, 19 of the prospectus under the respective table for Annual Average Total Returns

The following table illustrates Average Annual Total Return assuming an assessment of a 6% Contingent Deferred Sales Charge of all contributions made within the last 72 months(*) for NQDC, Section 415(m), Section 401(k) and certain 401(a) and 457 retirement programs.

                INVESTMENT                                                  After      Before      After      Before       After
                 DIVISION                   Before   After     Before       CDSC        CDSC       CDSC        CDSC         CDSC
                                                       CDSC      CDSC      5          10          10         10          10
                                             CDSC       1         5       Years     Years or   Years or    Years or     Years or
                                                1     Year     Years                   Life        Life       Life        Life of
                                             Year                                      of         of          of
                                                                                                                       Underlying
                                                                                   Investment  Investment Underlying      Fund
                                                                                                              Fund     Portfolio
                                                                                    Division   Division   Portfolio
Fidelity VIP II Contrafund                           -3.46%       N/A      N/A          N/A       N/A         22.10%     21.15%
                                                2.55%

The  following  table  illustrates  Average  Annual  Total  Return  assuming  an assessment of a 5% Contingent  Deferred  Sales Charge for the first 4 years,  4%
for years 5 through  9, 3% for years 10  through 14 (*) for  certain  NQDC,  and
Section 403(b), 457, and 415(m) retirement programs.

                    INVESTMENT                                                  After      Before      After      Before       After
                     DIVISION                   Before   After     Before       CDSC        CDSC       CDSC        CDSC         CDSC
                                                            CDSC      CDSC      5          10          10         10          10
                                                 CDSC       1         5       Years     Years or   Years or    Years or     Years or
                                                    1     Year     Years                   Life        Life       Life       Life of
                                                 Year                                      of         of          of
                                                                                                                          Underlying
                                                                                       Investment  Investment Underlying      Fund
                                                                                                                  Fund     Portfolio
                                                                                        Division   Division   Portfolio
    Fidelity VIP II Contrafund                           -2.59%       N/A      N/A          N/A       N/A         22.10%     20.42%
                                                2.55%

The following table illustrates Average Annual Total Return assuming an assessment of a 5% Contingent Deferred Sales Charge effective for the first 5 contract years(*) for certain NQDC and Section 403(b) 457 and 415(m) retirement programs.

                    INVESTMENT                                                  After      Before      After      Before       After
                     DIVISION                   Before   After     Before       CDSC        CDSC       CDSC        CDSC         CDSC
                                                            CDSC      CDSC      5          10          10         10          10
                                                 CDSC       1         5       Years     Years or   Years or    Years or     Years or
                                                    1     Year     Years                   Life        Life       Life       Life of
                                                 Year                                      of         of          of
                                                                                                                          Underlying
                                                                                       Investment  Investment Underlying      Fund
                                                                                                                  Fund     Portfolio
                                                                                        Division   Division   Portfolio
    Fidelity VIP II Contrafund                           -2.59%       N/A      N/A          N/A       N/A         22.10%     20.42%
                                                2.55%

The following table illustrates Average Annual Total Return assuming no Contingent Deferred Sales Charge for certain NQDC, and Section 403(b) 457 and
415(m) retirement programs.

                    INVESTMENT                         1 Year            5 Years             10 Years or              10 Years or
                     DIVISION                                                                  Life of                  Life of
                                                                                              Investment               Underlying
                                                                                               Division              Fund Portfolio
    Fidelity VIP II Contrafund                       2.55%               N/A                   N/A                     22.10%


On page 20 of the prospectus in the table illustrating Portfolio and Investment Division inception dates add the following at the end of that table:

         INVESTMENT DIVISION                Portfolio Inception Date          Investment Division
                                                                            Inception In Contract(1)
    Fidelity VIP II Contra Fund                January 3, 1995                   November 11, 1998

On page 26 at the end of the carryover paragraph from page 25 entitled "Transfers Between Variable and Guaranteed Sub-Accounts," please insert the following sentence to the end of that paragraph:

Participants can perform Transfers over the Internet. Some states may prohibit electronic transactions and participants residing in those states will not be able to utilize the Internet for Transfers. We will not be responsible for any losses resulting from unauthorized transactions if we follow reasonable security procedures designed to identify the participant. On our web site a participant will be prompted to provide personalized security codes or other identifying information before any Transfer may be effected. This feature may be accessed on the Internet through BenefitsCorp Equities, Inc.'s web site at www.benefitscorp.com.

On page 29 of the prospectus under the heading Investment Advisers please replace the paragraphs discussing Fidelity Management & Research Company with the following:

    Fidelity Management & Research Company ("FMR") is the investment adviser to Fidelity Variable Insurance Products Fund ("VIP"): Growth Portfolio and to Fidelity VIP II: Asset Manager Portfolio and Contrafund Portfolio. For its investment advisory services, FMR receives a monthly fee from each of these Portfolios. As of December 31, 1997, the VIP Growth Portfolio, the VIP II Asset Manager Portfolio and the VIP II Contrafund Portfolio paid FMR fees at the annual rate of .60%, .55% and .60% respectively, of each Portfolio's average daily net assets.

    FMR may, from time to time, agree to reimburse a Portfolio for management fees and other expenses above a specified percentage of average daily net assets. Reimbursement arrangements, which may be terminated at any time without notice, will increase a Portfolio's yield. If FMR discontinues a reimbursement arrangement, the affected Portfolio's expenses will go up and its yield will be reduced. FMR retains the ability to be repaid by a Portfolio for expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Repayment by a Portfolio will lower its yield. FMR has voluntarily agreed to temporarily limit the total expenses (including the management fee, but generally excluding taxes, interest and extraordinary expenses) of the VIP Growth Portfolio, VIP II Asset Manager Portfolio and VIP II Contrafund Portfolio, respectively, to 1.50%, 1.25% and 1.00%.